Additional Supplemental Cash Flow Financial Information - Cash Interest and Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Additional Supplemental Cash Flow Financial Information
Cash paid during the period for interest				$ 29,061
Cash paid during the period for income taxes, net	$ 37	$ 91	$ (5,494)	$ 2,993